Financial Assets at Fair Value Through Profit or Loss - Schedule of Gains (Losses) Recognized in Profit or Loss (Details)	6 Months Ended
Jun. 30, 2024 EUR (€)
Schedule of Gains (Losses) Recognized in Profit or Loss [Abstract]
Fair value gains (losses) on equity investments recognized in other income (expense)	€ 2,389